Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan - $ / shares shares in Millions	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Awards
Outstanding, beginning of period (in shares)	2
Granted (in shares)	10
Vested (in shares)	(1)
Cancelled and forfeited (in shares)	0
Outstanding, ending of period (in shares)	11
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 113.20	$ 68.13
Granted (in dollars per share)	119.32
Vested (in dollars per share)	56.53
Cancelled and forfeited (in dollars per share)	$ 111.43